Borrowings - Schedule of maturity of borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,720,574	$ 1,735,573
Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	216,423	209,463
Later than one year and not later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,598,471	940,780
Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 905,680	$ 585,330